Description of the organization and principle activities (Tables)	12 Months Ended
Dec. 31, 2019
Description of the organization and principle activities
Schedule of assets and liabilities of VIE included in combined financial statements

	As of December 31,
	2018	2019
Total assets	1,429	1,113
Total liabilities	63	452

Schedule of financial performance and cash flows of VIE included in the combined financial statements

	For the Year Ended December 31,
	2018	2019
Revenues	—	26
Net loss	(134)	(705)
Net cash used in operating activities	(71)	(318)
Net cash provided by financing activities	1,500	—